Joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Joint ventures [Abstract]
Schedule of Lifezone’s Joint Ventures	Details of each of the Lifezone’s joint ventures at the end of the reporting period are as follows:
JV Equity Entities:	Country of incorporation	Principal place of Business	Percentage of Ownership (%)
			2023	2022
Kelltech Limited	Mauritius	Mauritius	50%	50%
Kelltechnology South Africa (RF) Proprietary Ltd	South Africa	South Africa	33%	33%
Kellplant Proprietary Ltd	South Africa	South Africa	33%	33%